OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Mar. 31, 2012
OTHER COMPREHENSIVE (LOSS) INCOME
15.	OTHER COMPREHENSIVE (LOSS) INCOME

The changes in the components of accumulated other comprehensive loss, including amounts attributable to noncontrolling interests were as follows:

	Millions of Yen
	2012			2011			2010
	Pre-tax Amount	Tax (Expense) Credit	Net Amount	Pre-tax Amount	Tax (Expense) Credit	Net Amount	Pre-tax Amount	Tax Expense	Net Amount

Foreign currency translation adjustments	¥(836)	¥54	¥(782)	¥(2,890)	¥88	¥(2,802)	¥255	¥(75)	¥180
Unrealized gain (loss) on securities:
Amount arising during the year	1,608	(470)	1,138	(2,843)	1,170	(1,673)	4,319	(1,735)	2,584
Reclassification adjustments	783	(319)	464	1,014	(413)	601	1,293	(526)	767

Net unrealized gain (loss)	2,391	(789)	1,602	(1,829)	757	(1,072)	5,612	(2,261)	3,351

Pension liability adjustment:
Amount arising during the year	(1,999)	712	(1,287)	(933)	380	(553)	1,575	(641)	934
Reclassification adjustment	516	(203)	313	564	(230)	334	1,123	(457)	666

Net unrealized (loss) gain	(1,483)	509	(974)	(369)	150	(219)	2,698	(1,098)	1,600

Other comprehensive (loss) income	¥72	¥(226)	¥(154)	¥(5,088)	¥995	¥(4,093)	¥8,565	¥(3,434)	¥5,131

	Thousands of U.S. Dollars
	2012
	Pre-tax Amount	Tax (Expense) Credit	Net Amount

Foreign currency translation adjustments	$(10,144)	$655	$(9,489)
Unrealized gain on securities:
Amount arising during the year	19,512	(5,703)	13,809
Reclassification adjustments	9,501	(3,871)	5,630

Net unrealized gain	29,013	(9,574)	19,439

Pension liability adjustment:
Amount arising during the year	(24,257)	8,640	(15,617)
Reclassification adjustment	6,261	(2,463)	3,798

Net unrealized loss	(17,996)	6,177	(11,819)

Other comprehensive loss	$873	$(2,742)	$(1,869)